Client Name:
Client Project Name:	BRAVO 2023-NQM7
Start - End Dates:	11/4/2015 - 8/16/2023
Deal Loan Count:	465

Conditions Report 2.0

Loans in Report:	465
Loans with Conditions:	236

210 - Total Active Conditions
210 - Non-Material Conditions
147 - Credit Review Scope
2 - Category: Application
12 - Category: Assets
60 - Category: Credit/Mtg History
1 - Category: DTI
18 - Category: Income/Employment
6 - Category: Insurance
1 - Category: Legal Documents
18 - Category: LTV/CLTV
28 - Category: Terms/Guidelines
1 - Category: Title
50 - Property Valuations Review Scope
5 - Category: Appraisal
29 - Category: FEMA
16 - Category: Property
13 - Compliance Review Scope
1 - Category: County High Cost
1 - Category: Repayment Ability
2 - Category: RESPA
1 - Category: Right of Rescission
2 - Category: State Consumer Protection
1 - Category: State Rate Spread
5 - Category: TILA/RESPA Integrated Disclosure
153 - Total Satisfied Conditions

35 - Credit Review Scope
8 - Category: Application
2 - Category: Assets
1 - Category: Credit/Mtg History
10 - Category: DTI
5 - Category: Income/Employment
8 - Category: Insurance
1 - Category: Terms/Guidelines
60 - Property Valuations Review Scope
40 - Category: Appraisal
9 - Category: FEMA
1 - Category: Property
10 - Category: Value
58 - Compliance Review Scope
6 - Category: Compliance Manual
2 - Category: Federal Consumer Protection
2 - Category: Finance Charge Tolerance
4 - Category: Right of Rescission
1 - Category: State High Cost
43 - Category: TILA/RESPA Integrated Disclosure
3 - Total Waived Conditions

3 - Credit Review Scope
1 - Category: Credit/Mtg History
1 - Category: Insurance
1 - Category: Terms/Guidelines

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